EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Equity	$ 165,383	$ 168,242
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.94%	4.80%
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.52%	5.29%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.82%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.70%	5.00%
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	5.04%	4.72%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,103	$ 4,103
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	463	463
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	739
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,202	1,202
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,901	$ 2,901